Cash and Cash Equivalents - Breakdown of Cash and Cash Equivalents (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash on hand	¥ 12	¥ 13
Demand deposits	217,333	256,965
Total cash and cash equivalents	¥ 217,345	¥ 256,978	¥ 123,606	¥ 134,698